CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating activities:
Net loss	$ (7,990,153)	$ (8,702,703)	$ (14,025,466)	$ (22,089,282)
Adjustments to reconcile net income (loss) to net cash
Depreciation	1,779,539	1,856,442	2,557,714	2,262,855
Amortization of mining rights	181,385	0	0	0
Accretion expense	1,435,295	1,181,055	1,791,051	1,664,774
Cancelation of debt	(315,000)	0	0	0
Loss on reclamation settlements	0	281,907	0	71,245
Assumption of note payable in reverse merger	0	50,000	50,000	0
Gain on disposition	(807,591)	0
Recovery of previously impaired receipts	(92,573)	(241,574)	(387,427)	510,902
Amortization of debt discount	420,134	284,406	477,056	9,406
Warrant expense	234,067	0	0	0
Option expense	13,410	0	0	0
Impairment of related party note receivable	0	0	250,000	0
Stock compensation expense	201,250	10,000	50,000	88,675
Change in current assets and liabilities:
Accounts receivable	(930,478)	2,123,881	882,637	(2,753,199)
Inventory	188,371	0	(615,096)	0
Prepaid expenses and other assets	(147,826)	0	0	920
Restricted cash used to pay interest expense	0	0	14,981	13,984
Accounts payable	973,057	2,824,351	3,096,351	2,196,060
Funds held for others	(19,061)	0	0	0
Due to affiliates	512,378	0	0	0
Accrued expenses	0	0	0	12,340,615
Accrued interest	287,639	90,000	213,625	122,945
Reclamation liability settlements	0	(709,132)	0	(256,892)
Cash used in operating activities	(4,076,157)	(951,367)	(5,644,574)	(5,816,992)
Cash Flows from Investing activities:
Note receivable	0	0	0	(4,117,139)
Increase in restricted cash	0	0	(57,841)	(116,115)
Restricted cash used to pay down debt	0	0	65,604	54,421
Advances made in connection with management agreement	(99,582)	(75,000)	(77,800)	(1,845,902)
Advance repayment in connection with management agreement	222,304	469,645	625,227	1,175,000
Cash paid for PPE, net	(127,957)	(176,597)	(173,432)	(34,200)
Cash received from acquisitions, net of $0 and $100 cash paid	0	0	0	5,315,700
Cash (used in) provided by investing activities	(5,235)	218,048	381,758	431,765
Cash Flows from Financing activities:
Principal payments on long term debt	(2,064,902)	(318,576)	(392,002)	(303,706)
Proceeds from long term debt	5,316,977	1,670,000	4,440,000	4,857,391
Proceeds from related party	0	50,000	50,000
Net proceeds from (payments to) factoring agreement	787,434	(1,521,577)	(32,985)	1,616,067
Proceeds from sale of series B preferred equity	0	600,000	0	0
Proceeds from private placements	0	0	600,000	0
Cash provided by financing activities	4,039,509	479,847	4,665,013	6,169,752
(Decrease) increase in cash and restricted cash	(41,883)	(253,472)	(597,803)	784,525
Cash and restricted cash, beginning of period	385,665	784,525	784,525
Cash and restricted cash, end of period	343,782	531,053	385,665	784,525
Cash, beginning of year	186,722	784,525	784,525	0
Cash, end of year			186,722	784,525
Non-cash investing and financing activities
Assumption of net assets and liabilities for asset acquisitions	2,217,952	0	0	2,745,582
Equipment for notes payable	906,660	1,222,500	1,419,650	904,425
Purchase of related party note receivable in exchange for Series B Equity	0	250,000	250,000	0
Preferred Series B Dividends	104,157	0	0	0
Affiliate note for equipment	0	0	0	63,000
Conversion of note payable to common stock	0	50,000	50,000	0
Beneficial conversion feature on note payable	0	50,000	50,000	0
Forgiveness of accrued management fee	17,840,615	0	0	0
Relative fair value debt discount on warrant issue	0	300,000	440,000	0
Cash paid for interest	156,331	193,564	345,147	160,619
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0